Accumulated Other Comprehensive Loss (FY) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balances, beginning of period	$ 2,643,006,000	$ 2,124,740,000	$ 2,124,740,000	$ 2,096,357,000	$ 2,046,763,000
Amounts reclassified from accumulated other comprehensive loss
Reclassification of net gain to interest charges					0
Balances, end of period	2,649,748,000	2,530,062,000	2,643,006,000	2,124,740,000	2,096,357,000
Cleco Power
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balances, beginning of period	1,713,392,000	1,594,533,000	1,594,533,000	1,550,679,000	1,535,202,000
Other comprehensive income before reclassifications
Postretirement benefit adjustments incurred during the year			(10,344,000)	954,000	(948,000)
Amounts reclassified from accumulated other comprehensive loss
Amortization of postretirement benefit net loss			687,000	1,789,000	476,000
Reclassification of net gain to interest charges			254,000	254,000	211,000
Reclassification of effect of tax rate change				(2,496,000)
Balances, end of period	1,725,713,000	1,621,465,000	1,713,392,000	1,594,533,000	1,550,679,000
POSTRETIREMENT BENEFIT NET GAIN (LOSS)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balances, beginning of period	(17,513,000)	1,786,000	1,786,000	(2,921,000)	1,500,000
Other comprehensive income before reclassifications
Postretirement benefit adjustments incurred during the year			(18,877,000)	3,681,000	(3,898,000)
Amounts reclassified from accumulated other comprehensive loss
Amortization of postretirement benefit net loss	414,000	(135,000)	(422,000)	1,615,000	(523,000)
Reclassification of effect of tax rate change				(589,000)
Balances, end of period	(17,099,000)	1,651,000	(17,513,000)	1,786,000	(2,921,000)
POSTRETIREMENT BENEFIT NET GAIN (LOSS) | Cleco Power
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balances, beginning of period	(16,717,000)	(7,060,000)	(7,060,000)	(8,377,000)	(7,905,000)
Other comprehensive income before reclassifications
Postretirement benefit adjustments incurred during the year			(10,344,000)	954,000	(948,000)
Amounts reclassified from accumulated other comprehensive loss
Amortization of postretirement benefit net loss	426,000	156,000	687,000	1,789,000	476,000
Reclassification of net gain to interest charges			0	0
Reclassification of effect of tax rate change				(1,426,000)
Balances, end of period	(16,291,000)	(6,904,000)	(16,717,000)	(7,060,000)	(8,377,000)
NET (LOSS) GAIN ON CASH FLOW HEDGES | Cleco Power
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balances, beginning of period	(5,868,000)	(6,122,000)	(6,122,000)	(5,306,000)	(5,517,000)
Amounts reclassified from accumulated other comprehensive loss
Reclassification of net gain to interest charges			254,000	254,000	211,000
Reclassification of effect of tax rate change				(1,070,000)
Balances, end of period			(5,868,000)	(6,122,000)	(5,306,000)
TOTAL AOCI
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balances, beginning of period	(17,513,000)	1,786,000	1,786,000	(2,921,000)	1,500,000
Amounts reclassified from accumulated other comprehensive loss
Reclassification of effect of tax rate change				(589,000)
Balances, end of period	(17,099,000)	1,651,000	(17,513,000)	1,786,000	(2,921,000)
TOTAL AOCI | Cleco Power
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balances, beginning of period	(22,585,000)	(13,182,000)	(13,182,000)	(13,683,000)	(13,422,000)
Amounts reclassified from accumulated other comprehensive loss
Reclassification of effect of tax rate change				(2,496,000)
Balances, end of period	$ (22,095,000)	$ (12,962,000)	$ (22,585,000)	$ (13,182,000)	$ (13,683,000)